Restricted Share Units (RSUs) Awarded to Certain Key Executives (Detail) (Restricted Stock Units (RSUs), USD $)	1 Months Ended			9 Months Ended
	May 20, 2011	Aug. 16, 2010	Aug. 07, 2008	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded			6,280	230,000
Vesting Date	Feb. 26, 2011	Feb. 26, 2009
Market Price on Date of Award			$ 41.95
Group 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded				100,000
Date of Award				Feb. 10, 2011
Vesting Date				Feb. 10, 2016
Market Price on Date of Award				$ 22.11
Group 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded				120,000
Date of Award				Mar. 03, 2011
Vesting Date				Mar. 03, 2014
Market Price on Date of Award				$ 20.28
Group 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded				10,000
Date of Award				Jun. 07, 2011
Vesting Date				Jun. 07, 2014
Market Price on Date of Award				$ 24.60